First Investors Hedged U.S. Equity Opportunities Fund
First Investors Hedged U.S. Equity Opportunities Fund
Investment Objective:
Total return and, secondarily, capital preservation.
Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you invest, or agree to invest in the future, at least $100,000 in certain classes of shares of First Investors Funds.  More information about these and other discounts is available from your financial representative and in “Are sales charge discounts and waivers available” on page 215 of the Fund’s prospectus and in “Additional Information About Sales Charge Discounts and Waivers” on page II-60 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - First Investors Hedged U.S. Equity Opportunities Fund	Class A		Advisor Class	Institutional Class
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%		none	none
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	1.00%	[1]	none	none
[1]	A contingent deferred sales charge of 1% will be assessed on certain redemptions of Class A shares that are purchased without a sales charge.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - First Investors Hedged U.S. Equity Opportunities Fund		Class A	Advisor Class	Institutional Class
Management Fees		1.15%	1.15%	1.15%
Distribution and Service (12b-1) Fees		0.25%	none	none
Other Expenses	[1]	0.66%	0.63%	0.52%
Total Annual Fund Operating Expenses		2.06%	1.78%	1.67%
Fee Limitation and/or Expense Reimbursement	[2]	0.31%	0.36%	0.36%
Total Annual Fund Operating Expenses After Fee Limitation and/or Expense Reimbursement		1.75%	1.42%	1.31%
[1]	Expenses are based on estimated expenses expected to be incurred for the current fiscal year.
[2]	The Adviser has contractually agreed to limit fees and/or reimburse expenses of the Fund until at least January 31, 2018, to the extent that Total Annual Fund Operating Expenses (exclusive of interest expenses, taxes, brokerage commissions, acquired fund fees and expenses, dividend costs related to short sales, and extraordinary expenses, such as litigation expenses, if any) exceed 1.75% for Class A, 1.42% for Advisor Class and 1.31% for Institutional Class shares. The Adviser can be reimbursed by the Fund within three years after the date the fee limitation and/or expense reimbursement has been made by the Adviser, provided that such repayment does not cause the expenses of the Fund's Class A, Advisor Class or Institutional Class shares to exceed the applicable expense ratio in place at the time the expenses are waived or assumed or the current limits established under the Expense Limitation Agreement. The fee limitation and/or expense reimbursement may be terminated or amended prior to January 31, 2018, only with the approval of the Fund's Board of Trustees.

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the fee limitation/expense reimbursement arrangement through January 31, 2018). Although your actual costs may be higher or lower, based on these assumptions, whether you do or do not redeem your shares, your costs would be:

Expense Example - First Investors Hedged U.S. Equity Opportunities Fund - USD ($)	1 year	3 years
Class A	743	1,155
Advisor Class	145	527
Institutional Class	133	493

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  From the Fund’s inception date, August 1, 2016, to its fiscal year end, the Fund’s portfolio turnover rate was 7% of the average value of its portfolio.

Principal Investment Strategies:
The Fund will seek to achieve its investment objective by investing in a broadly diversified portfolio of common stocks of any market capitalization while also investing in derivatives to help manage investment risk. Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of U.S. issuers and investments that provide exposure to such securities, including exchange-traded funds.  The Fund defines U.S. issuers to include: (1) issuers that are incorporated or headquartered in the U.S.; (2) issuers whose securities are principally traded in the U.S.; (3) issuers with a majority of their business operations or assets in the U.S.; and (4) issuers who derive a majority of their revenues or profits from the U.S.  To a lesser extent, the Fund also may invest in the equity securities of foreign issuers, including emerging market issuers.  The portfolio management team also seeks to manage the Fund’s market risk and the risk of loss from significant events by investing in derivatives.  The Fund may engage in active and frequent trading which may result in high portfolio turnover.

Wellington Management Company LLP, the Fund’s subadviser (“Wellington Management”), allocates the Fund’s equity investments across a range of equity market investment styles managed by Wellington Management that are focused on total return or growth of capital (“underlying styles”) to create a portfolio with broad market exposure.

Wellington Management allocates the Fund’s assets among the underlying styles to create a portfolio that represents a wide range of investment philosophies, companies, industries and market capitalizations. The underlying styles make investments based on their specific investment philosophies, for example, value, growth, high quality, or low volatility.  The portfolio management team seeks to combine complementary underlying styles, monitoring the Fund’s risk profile and strategically rebalancing the portfolio. In selecting different underlying styles, Wellington Management considers, among other things, the relative level of an underlying style’s “active share” (i.e., the extent to which the underlying style’s holdings diverge from the underlying style’s benchmark index), and the “active share” of the Fund (i.e., the extent to which the Fund’s holdings diverge from the Fund’s benchmark index).

For each underlying style, Wellington Management has a distinct investment philosophy and analytical process to identify specific securities for purchase or sale based on internal proprietary research. The underlying styles generally invest in equity securities, but may also use derivatives for investment purposes.  The underlying styles do not use derivatives solely for the purpose of creating leverage. Wellington Management’s investment personnel for each underlying style are responsible for selecting the Fund’s investments within their specific underlying styles. In selecting prospective investments for each underlying style, Wellington Management may employ qualitative and quantitative portfolio management techniques.

In addition to allocating the Fund’s assets to the underlying styles, Wellington Management seeks  to manage the Fund’s aggregate investment risks, specifically, the risk of loss associated with markets generally as well as the risk of loss from significant events, by investing in derivatives. This strategy principally involves the purchase and sale of put and call options on indices and the purchase and sale of index futures contracts.

The use of derivatives is intended to hedge overall risks to the Fund, but not the risks associated with single or groups of investments or single or groups of underlying styles.  As a result, Wellington Management’s derivatives strategy may protect the Fund from losses associated with a general market decline, but would not protect the Fund from losses resulting from a single investment or group of investments held by the Fund.

Principal Risks:
You can lose money by investing in the Fund.  There is no guarantee that the Fund will meet its investment objective.  Here are the principal risks of investing in the Fund:

Derivatives Risk.  Futures and options involve risks, such as possible default by a counterparty, potential losses if markets do not move as expected, and the potential for greater losses than if these techniques had not been used.  Investments in derivatives can increase the Fund’s volatility and expose it to significant costs.  The Fund may be required to maintain a segregated amount of, or otherwise earmark, cash or liquid securities to cover its derivatives positions, which cannot be sold while the position they are covering is outstanding unless they are replaced with other assets of equal value.  Investments in derivatives may cause leverage and magnify potential losses.  Derivatives may be difficult to sell, unwind or value.

Emerging Markets Risk.  The risks of investing in foreign securities are heightened when investing in emerging or developing markets.  The economies and political environments of emerging or developing countries tend to be more unstable, resulting in more volatile rates of returns than developed markets and substantially greater risk.

Exchange-Traded Funds Risk.  The risks of investing in ETFs typically reflect the risks of the types of instruments in which the ETFs invest. In addition, because ETFs are investment companies, the Fund will bear its proportionate share of the fees and expenses of an investment in an ETF. As a result, the Fund’s expenses may be higher and performance may be lower.

Foreign Securities Risk.  There are special risk factors associated with investing in foreign securities, including the risks of fluctuations in exchange rates, potential political and economic instability, differing accounting and financial reporting standards or inability to obtain reliable financial information regarding a company’s financial condition, less stringent regulation and supervision of foreign securities markets, custodians and securities depositories, and potential capital restrictions.

Hedging Risk.  Hedging seeks to limit downside risks, but it also will limit the Fund’s return potential.  This will especially be true during periods of rapid or large market gains.  Hedging activities involve fees and expenses, which can further reduce the Fund’s returns.  If the Fund uses a hedging instrument at the wrong time or judges market conditions incorrectly, or the hedged instrument does not correlate to the risk sought to be hedged, the hedge might be unsuccessful, reduce the Fund’s return, and/or create a loss.

High Portfolio Turnover Risk.  High portfolio turnover could increase the Fund’s transaction costs, result in taxable distributions to shareholders and negatively impact performance.

Market Risk.  Stock prices may decline over short or even extended periods not only because of company-specific developments, but also due to general economic and market conditions, adverse political or regulatory developments or a change in interest rates.  Adverse market events may lead to increased redemptions, which could cause the Fund to experience a loss or difficulty in selling investments to meet redemptions.

Mid-Size and Small-Size Company Risk.  The market risk associated with stocks of mid- and small-size companies is generally greater than that associated with stocks of larger, more established companies because stocks of mid- and small-size companies tend to experience sharper price fluctuations.  At times, it may be difficult for the Fund to sell mid-to small-size company stocks at reasonable prices.

Multi-Style Risk.  The Fund’s performance depends on, among other things, the portfolio managers’ success in monitoring and allocating the Fund's assets among the various underlying styles. The underlying styles may not always be complementary. The portfolio managers may make investment decisions independently of one another, and may make conflicting investment decisions. This may result in the Fund investing a significant percentage of its assets in certain types of securities or in securities representing a specific investment philosophy which could be beneficial or detrimental to the Fund's performance depending on the performance of those securities and the overall market environment.

Quantitative Strategies Risk. Selecting or screening investments based on quantitative models may be adversely affected if the model relies on erroneous or outdated data. In addition, the quantitative model may be flawed, and factors that affect an investment’s value can change over time and these changes may not be reflected in the quantitative model.

Security Selection Risk.  Securities selected by the portfolio manager may perform differently than the overall market or may not meet expectations.

Tax Risk.  The Fund’s activities in derivatives may significantly reduce or eliminate the amount of Fund dividends that generally qualify to be taxed to non-corporate shareholders at lower rates.  The Fund’s investments in derivatives also are subject to federal tax rules that may: (1) limit the allowance of certain losses or deductions by the Fund; (2) convert the Fund’s long-term capital gains to higher taxed short-term capital gains or ordinary income; (3) convert the Fund’s ordinary losses or deductions to capital losses, the deductibility of which is more limited; and/or (4) cause the Fund to recognize income or gains without a corresponding receipt of cash.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance:
Performance information for the Fund is not provided because the Fund commenced operations on August 1, 2016 and it does not have a full calendar year of performance as of the date of this prospectus.  When available, performance for the Fund can be accessed by visiting www.foresters.com or by calling 1 (800) 423-4026.  The performance information will provide some indication of the risks of investing in the Fund.  The information will also show changes in the Fund’s performance from year to year and show how the Fund’s returns compare to those of a broad measure of market performance.  Past performance is not necessarily an indication of how the Fund will perform in the future.